Shareholders' Equity (Details Textual 1) - USD ($)			1 Months Ended			12 Months Ended
	Mar. 10, 2018	Jan. 13, 2016	Dec. 20, 2019	Nov. 20, 2019	Dec. 26, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 15, 2018	Mar. 12, 2018
Shareholders Equity Line Items
Acquisition agreement description	The Group entered into a share acquisition agreement (the "Agreement") with the sole shareholder of Xuzhou Weijia Biotechnology Co., Ltd. ("Weijia") to acquire 49% of the equity in Weijia. Pursuant to the Agreement, The Group issued 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share, totaling $2,885,556) as a consideration to the individuals designated by the selling shareholder of Weijia
Equity investment						$ 3,708,359	$ 3,054,090
General and administrative expense						2,566,831	3,298,188	3,683,594
Capital contribution						$ 3,582,781
Share Incentive Plan 2019 [Member]
Shareholders Equity Line Items
Stock incentive plan, description			The Board of directors approved a 2019 One Million Share Incentive Plan (the "2019 Plan") on December 20, 2019, which permits the grant of restricted shares and options to the employees, directors, officers and consultants to purchase the Company's Class A common shares. The maximum aggregate number of Class A common shares, which may be issued pursuant to all awards under the 2019 Plan, is 1 million shares The Plan is valid and effective for a term of ten years commencing from its adoption. As of December 31, 2019, no awards was granted under the Plan.
Weitian Group LLC [Member]
Shareholders Equity Line Items
Agreement service fee		$ 58,500
General and administrative expense							58,500
Weitian Group LLC [Member] | Class A Common Stock
Shareholders Equity Line Items
Unregistered common stock issued									31,452
Real Miracle Investments Ltd. [Member]
Shareholders Equity Line Items
Fair value of warrants							181,000
Agreement term								1 year
Unregistered common stock issued								100,000
General and administrative expense							$ 181,000
Real Miracle Investments Ltd. [Member] | Class A Common Stock
Shareholders Equity Line Items
Common stock compensation for services										100,000
NiSun International Enterprise Management Group Co., Ltd [Member]
Shareholders Equity Line Items
Capital contribution				$ 3,582,781
Beijing Hengtai Puhui Information Services Co., Ltd ("Hengpu") [Member] | Class A Common Stock
Shareholders Equity Line Items
Number of shares issuance						1,440,894
Fair value of purchase consideration						$ 11,426,289
Warrant [Member]
Shareholders Equity Line Items
Percentage of warrant issued equal to the shares issued in the IPO					5.00%
Number of warrants issued					134,768
Warrants term					3 years
Period threshold limit warrants exercisable					6 months
Exercise price of warrants					$ 4.80
Number of warrant outstanding							134,768
Weighted average remaining life of warrants						4 years
Fair value of warrants						$ 488,730
Warrants fair value assumptions method used						Black-Scholes pricing model
Risk free interest rate of warrants						1.58%
Expected term of warrants						3 years
Exercise price of warrants						$ 4.80
Expected volatility rate of warrants						90.70%
Expected dividend rate of warrants